American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
May 31, 2025

Avantis U.S. Small Cap Value ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.0%
AerSale Corp.(1)	175,612	1,034,355
Astronics Corp.(1)	67,769	2,115,748
Eve Holding, Inc.(1)(2)	256,379	1,384,446
		4,534,549
Air Freight and Logistics — 0.2%
Hub Group, Inc., Class A	855,950	28,854,074
Radiant Logistics, Inc.(1)	161,869	961,502
		29,815,576
Automobile Components — 3.2%
American Axle & Manufacturing Holdings, Inc.(1)	3,800,211	16,682,926
Dana, Inc.	4,713,904	78,392,224
Gentex Corp.	730,278	15,752,097
Gentherm, Inc.(1)	245,937	6,730,066
Goodyear Tire & Rubber Co.(1)	9,854,771	112,442,937
LCI Industries	665,263	57,971,018
Lear Corp.	844,284	76,340,159
Motorcar Parts of America, Inc.(1)	289,195	3,221,632
Phinia, Inc.	1,312,325	56,954,905
Standard Motor Products, Inc.	398,780	12,083,034
Stoneridge, Inc.(1)	293,621	1,473,977
Strattec Security Corp.(1)	46,570	2,606,989
Visteon Corp.(1)	586,477	49,513,321
		490,165,285
Automobiles — 1.1%
Harley-Davidson, Inc.	3,445,405	83,413,255
Thor Industries, Inc.	913,711	74,184,196
Winnebago Industries, Inc.	195,196	6,623,000
		164,220,451
Banks — 16.7%
1st Source Corp.	169,858	10,286,600
ACNB Corp.	85,349	3,547,958
Amalgamated Financial Corp.	449,534	13,584,917
Amerant Bancorp, Inc.	165,917	2,908,525
Ameris Bancorp	488,379	30,020,657
Ames National Corp.	5,545	96,483
Arrow Financial Corp.	277,160	7,136,870
Associated Banc-Corp.	1,687,939	39,109,547
Atlantic Union Bankshares Corp.	336,273	10,094,915
Axos Financial, Inc.(1)	1,283,745	89,271,627
Banc of California, Inc.	621,458	8,526,404
BancFirst Corp.	5,413	669,615
Bancorp, Inc.(1)	1,102,239	56,324,413
Bank First Corp.	51,172	5,951,304
Bank of Hawaii Corp.	517,654	34,429,168
Bank of Marin Bancorp	86,509	1,843,507
Bank of NT Butterfield & Son Ltd.	1,049,115	44,230,688
Bank OZK	2,154,421	95,505,483
Bank7 Corp.	55,012	2,124,563
BankFinancial Corp.(2)	51,561	620,794

BankUnited, Inc.	1,562,953	53,109,143
Bankwell Financial Group, Inc.	34,638	1,202,285
Banner Corp.	554,344	34,175,308
Bar Harbor Bankshares	215,408	6,264,065
BayCom Corp.	86,181	2,274,317
BCB Bancorp, Inc.	161,965	1,311,917
Berkshire Hills Bancorp, Inc.	416,966	10,324,078
Bridgewater Bancshares, Inc.(1)	342,112	5,008,520
Brookline Bancorp, Inc.	1,630,175	16,839,708
Burke & Herbert Financial Services Corp.	53,938	3,070,151
Business First Bancshares, Inc.	520,289	12,377,675
Byline Bancorp, Inc.	578,329	14,961,371
C&F Financial Corp.	29,376	1,954,679
California BanCorp(1)	103	1,539
Camden National Corp.	135,408	5,326,951
Capital Bancorp, Inc.	134,978	4,359,789
Capital City Bank Group, Inc.	228,347	8,617,816
Carter Bankshares, Inc.(1)	265,685	4,370,518
Cathay General Bancorp	1,190,086	51,001,136
CB Financial Services, Inc.	17,675	515,050
Central Pacific Financial Corp.	602,467	16,085,869
Chemung Financial Corp.	17,145	803,586
ChoiceOne Financial Services, Inc.	75,245	2,225,747
Citizens Financial Services, Inc.	19,688	1,203,921
City Holding Co.	42,528	5,013,626
Civista Bancshares, Inc.	194,109	4,377,158
CNB Financial Corp.	437,507	9,480,777
Coastal Financial Corp.(1)	58,211	5,116,165
Colony Bankcorp, Inc.	160,922	2,460,497
Columbia Banking System, Inc.	2,663,543	62,273,635
Comerica, Inc.	35,124	2,005,229
Community Trust Bancorp, Inc.	331,872	16,942,066
Community West Bancshares	52,389	932,524
ConnectOne Bancorp, Inc.	647,081	14,863,451
Customers Bancorp, Inc.(1)	707,067	36,032,134
CVB Financial Corp.	64,403	1,207,556
Dime Community Bancshares, Inc.	460,574	11,818,329
Eagle Bancorp Montana, Inc.	12,320	209,070
Eagle Bancorp, Inc.	549,022	9,662,787
Enterprise Bancorp, Inc.	121,244	4,673,956
Enterprise Financial Services Corp.	751,674	39,793,622
Equity Bancshares, Inc., Class A	72,431	2,820,463
Esquire Financial Holdings, Inc.	163,400	14,826,916
Farmers National Banc Corp.	183,427	2,426,739
FB Financial Corp.	25,126	1,096,750
Fidelity D&D Bancorp, Inc.	711	28,995
Financial Institutions, Inc.	273,597	7,064,275
First BanCorp	3,639,649	72,720,187
First Bancorp, Inc.	28,810	696,914
First Bancorp/Southern Pines NC	11,835	489,614
First Bank	199,737	2,902,179
First Busey Corp.	1,225,164	27,100,628
First Business Financial Services, Inc.	130,224	6,351,024
First Commonwealth Financial Corp.	1,500,398	23,436,217
First Community Corp.	26,429	626,367

First Financial Bancorp	48,805	1,179,129
First Financial Corp.	222,454	11,532,015
First Foundation, Inc.(1)	101,882	525,711
First Guaranty Bancshares, Inc.	2,986	26,426
First Internet Bancorp	114,698	2,781,426
First Interstate BancSystem, Inc., Class A	42,008	1,140,517
First Merchants Corp.	192,746	7,266,524
First Mid Bancshares, Inc.	425,815	15,022,753
First of Long Island Corp.	393,717	4,673,421
First United Corp.	78,139	2,348,077
First Western Financial, Inc.(1)	3,274	68,230
Firstsun Capital Bancorp(1)	7,098	254,321
Five Star Bancorp	265,951	7,435,990
Flushing Financial Corp.	415,386	4,997,094
FNB Corp.	2,508,675	34,795,322
Franklin Financial Services Corp.	20,791	798,374
FS Bancorp, Inc.	74,556	2,863,696
Fulton Financial Corp.	2,298,121	39,642,587
FVCBankcorp, Inc.(1)	28,697	334,607
Great Southern Bancorp, Inc.	197,748	11,062,023
Guaranty Bancshares, Inc.	62,028	2,564,238
Hancock Whitney Corp.	1,413,707	77,287,362
Hanmi Financial Corp.	687,366	15,754,429
Hanover Bancorp, Inc.	8,702	196,839
HarborOne Bancorp, Inc.	224,619	2,556,164
Hawthorn Bancshares, Inc.	19,986	575,997
HBT Financial, Inc.	179,094	4,190,800
Heritage Commerce Corp.	865,574	8,015,215
Heritage Financial Corp.	72,771	1,701,386
Hilltop Holdings, Inc.	274,174	8,175,869
Hingham Institution For Savings	6,832	1,656,145
Home Bancorp, Inc.	98,811	4,980,074
HomeStreet, Inc.(1)	96,174	1,253,147
HomeTrust Bancshares, Inc.	315,788	11,396,789
Hope Bancorp, Inc.	2,341,317	23,506,823
Horizon Bancorp, Inc.	282,239	4,188,427
Independent Bank Corp.	284,992	17,527,008
Independent Bank Corp. (Michigan)	481,331	15,176,366
International Bancshares Corp.	1,242,896	77,842,576
Investar Holding Corp.	49,101	933,410
Kearny Financial Corp.	242,607	1,462,920
Lakeland Financial Corp.	55,769	3,338,890
Live Oak Bancshares, Inc.	4,637	127,286
MainStreet Bancshares, Inc.	1,734	32,790
Mercantile Bank Corp.	358,885	15,848,362
Meridian Corp.	33,515	452,453
Metrocity Bankshares, Inc.	328,880	9,188,907
Metropolitan Bank Holding Corp.(1)	230,363	14,897,575
Mid Penn Bancorp, Inc.	196,939	5,248,424
Midland States Bancorp, Inc.	442,335	7,466,615
MidWestOne Financial Group, Inc.	65,714	1,889,278
MVB Financial Corp.	95,555	1,869,056
National Bank Holdings Corp., Class A	305,079	11,028,606
NBT Bancorp, Inc.	150,084	6,281,015
Northeast Bank	162,816	13,648,865

Northfield Bancorp, Inc.	532,478	6,219,343
Northrim BanCorp, Inc.	118,963	10,897,011
Northwest Bancshares, Inc.	938,567	11,525,603
Norwood Financial Corp.	5,869	152,594
Oak Valley Bancorp	18,564	473,196
OceanFirst Financial Corp.	1,116,282	18,764,700
OFG Bancorp	1,057,638	43,511,227
Old National Bancorp	2,552,988	53,255,330
Old Second Bancorp, Inc.	967,762	16,006,783
OP Bancorp	70,049	862,653
Orange County Bancorp, Inc.	106,197	2,715,457
Origin Bancorp, Inc.	551,968	18,816,589
Orrstown Financial Services, Inc.	174,439	5,243,636
Pacific Premier Bancorp, Inc.	428,614	9,086,617
Parke Bancorp, Inc.	63,376	1,228,861
Pathward Financial, Inc.	569,631	44,459,700
PCB Bancorp	97,544	1,886,501
Peapack-Gladstone Financial Corp.	276,094	7,570,497
Penns Woods Bancorp, Inc.	41,562	1,229,820
Peoples Bancorp of North Carolina, Inc.	18,211	501,349
Peoples Bancorp, Inc.	715,085	20,966,292
Peoples Financial Services Corp.	277	13,313
Plumas Bancorp	801	34,868
Popular, Inc.	306,456	31,727,390
Preferred Bank	212,585	17,774,232
Primis Financial Corp.	59,530	563,749
Provident Bancorp, Inc.(1)	14,328	163,196
Provident Financial Services, Inc.	968,729	16,177,774
QCR Holdings, Inc.	293,707	19,766,481
RBB Bancorp	316,069	5,366,852
Red River Bancshares, Inc.	6,892	386,572
Renasant Corp.	484,592	16,984,950
Republic Bancorp, Inc., Class A	187,888	12,877,844
Riverview Bancorp, Inc.	106,597	592,679
S&T Bancorp, Inc.	540,795	19,825,545
ServisFirst Bancshares, Inc.	19,744	1,469,546
Shore Bancshares, Inc.	512,887	7,431,733
Sierra Bancorp	127,675	3,494,465
Simmons First National Corp., Class A	30,762	577,095
SmartFinancial, Inc.	213,373	6,780,994
South Plains Financial, Inc.	242,219	8,712,617
Southern First Bancshares, Inc.(1)	85,303	3,076,879
Southern Missouri Bancorp, Inc.	199,387	10,499,719
Southern States Bancshares, Inc.	17,479	602,851
Southside Bancshares, Inc.	250,642	7,065,598
SouthState Corp.	44,056	3,868,117
Stellar Bancorp, Inc.	567,209	15,269,266
Stock Yards Bancorp, Inc.	141,160	10,383,730
Synovus Financial Corp.	536,063	25,639,893
Texas Capital Bancshares, Inc.(1)	213,006	15,270,400
Third Coast Bancshares, Inc.(1)	174,764	5,358,264
Timberland Bancorp, Inc.	31,567	960,584
Tompkins Financial Corp.	99,124	6,086,214
Towne Bank	438,076	15,139,907
TriCo Bancshares	350,584	13,988,302

TrustCo Bank Corp.	380,631	11,814,786
Trustmark Corp.	322,160	11,101,634
UMB Financial Corp.	731,377	75,419,596
United Community Banks, Inc.	47,712	1,371,243
United Security Bancshares	83,790	723,946
Unity Bancorp, Inc.	123,108	5,441,989
Univest Financial Corp.	576,499	17,018,250
USCB Financial Holdings, Inc.	8,085	133,645
Valley National Bancorp	5,646,511	49,576,367
Veritex Holdings, Inc.	549,837	13,306,055
Virginia National Bankshares Corp.	2,612	97,558
WaFd, Inc.	1,666,394	47,358,917
Washington Trust Bancorp, Inc.	142,540	3,942,656
WesBanco, Inc.	212,960	6,554,909
West BanCorp, Inc.	102,633	1,989,028
Westamerica Bancorporation	571,229	27,447,553
Western Alliance Bancorp	33,986	2,460,926
Western New England Bancorp, Inc.	3,560	33,606
Wintrust Financial Corp.	293,535	35,051,014
WSFS Financial Corp.	673,005	35,595,234
Zions Bancorp NA	216,883	10,271,579
		2,560,143,245
Beverages — 0.1%
Boston Beer Co., Inc., Class A(1)	42,068	9,669,330
MGP Ingredients, Inc.	24,477	720,113
		10,389,443
Biotechnology — 1.0%
ACADIA Pharmaceuticals, Inc.(1)	1,517,636	32,735,408
Alkermes PLC(1)	2,084,782	63,815,177
Anika Therapeutics, Inc.(1)	2,901	32,346
Assembly Biosciences, Inc.(1)	9,871	139,675
Catalyst Pharmaceuticals, Inc.(1)	941,331	23,495,622
Emergent BioSolutions, Inc.(1)	1,943,644	12,283,830
Iovance Biotherapeutics, Inc.(1)(2)	302,207	528,862
Kodiak Sciences, Inc.(1)	85,554	290,884
Kura Oncology, Inc.(1)	50,782	288,950
Monte Rosa Therapeutics, Inc.(1)	186,165	778,170
Protagonist Therapeutics, Inc.(1)	426,434	20,242,822
Puma Biotechnology, Inc.(1)	1,093,179	3,585,627
Vanda Pharmaceuticals, Inc.(1)	83,329	361,648
XBiotech, Inc.(1)(2)	70,863	201,959
		158,780,980
Broadline Retail — 0.9%
Dillard's, Inc., Class A	24,394	9,660,512
Kohl's Corp.	4,010,476	32,605,170
Macy's, Inc.	8,375,495	99,584,635
		141,850,317
Building Products — 0.6%
Apogee Enterprises, Inc.	646,768	24,997,583
Insteel Industries, Inc.	344,679	12,070,659
JELD-WEN Holding, Inc.(1)	2,571,679	9,386,628
Quanex Building Products Corp.	604,918	10,120,278
Tecnoglass, Inc.	416,184	35,637,836
UFP Industries, Inc.	78,896	7,697,094
		99,910,078

Capital Markets — 0.8%
Diamond Hill Investment Group, Inc.	43,962	6,210,072
Oppenheimer Holdings, Inc., Class A	196,804	12,849,333
StoneX Group, Inc.(1)	981,370	83,077,877
Virtus Investment Partners, Inc.	90,981	15,530,457
WisdomTree, Inc.	85,467	806,809
		118,474,548
Chemicals — 2.2%
AdvanSix, Inc.	726,361	17,076,747
American Vanguard Corp.	159,144	782,988
Ashland, Inc.	6,243	309,091
Aspen Aerogels, Inc.(1)	1,577	9,084
Cabot Corp.	1,364,971	101,949,684
Chemours Co.	1,498,999	15,184,860
Core Molding Technologies, Inc.(1)	188,722	3,145,996
Ecovyst, Inc.(1)	15,559	115,915
FMC Corp.	742,080	30,098,765
Hawkins, Inc.	120,666	16,107,704
Huntsman Corp.	567,296	6,319,677
Intrepid Potash, Inc.(1)	164,958	6,228,814
Koppers Holdings, Inc.	100,306	3,081,400
Kronos Worldwide, Inc.	96,355	609,927
LSB Industries, Inc.(1)	1,583,723	11,988,783
Mativ Holdings, Inc.	1,364,359	7,804,134
Minerals Technologies, Inc.	27,554	1,564,516
NewMarket Corp.	73,245	47,174,175
Orion SA	1,690,334	18,407,737
Quaker Chemical Corp.	22,232	2,410,838
Rayonier Advanced Materials, Inc.(1)	2,131,940	8,207,969
Stepan Co.	423,475	22,990,458
Tronox Holdings PLC, Class A	1,591,262	9,038,368
Valhi, Inc.	12,643	184,082
		330,791,712
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	2,216,798	7,958,305
Acme United Corp.	37,544	1,494,251
Civeo Corp.	395,849	8,633,467
Ennis, Inc.	645,733	12,055,835
Healthcare Services Group, Inc.(1)	607,714	8,568,767
Interface, Inc.	1,895,114	38,072,840
Steelcase, Inc., Class A	2,793,479	28,800,769
Team, Inc.(1)	6,362	115,152
Virco Mfg. Corp.	442,319	3,719,903
		109,419,289
Communications Equipment — 0.2%
Aviat Networks, Inc.(1)	79,798	1,711,667
BK Technologies Corp.(1)	14,919	639,578
KVH Industries, Inc.(1)	3,165	17,123
NETGEAR, Inc.(1)	704,452	20,661,577
Viasat, Inc.(1)	1,546,873	13,504,201
		36,534,146
Construction and Engineering — 2.2%
Ameresco, Inc., Class A(1)	420,698	5,797,218
Argan, Inc.	405,084	85,189,165
Concrete Pumping Holdings, Inc.	56,285	395,684

Everus Construction Group, Inc.(1)	381,284	22,080,156
Granite Construction, Inc.	1,098,129	98,227,639
Great Lakes Dredge & Dock Corp.(1)	1,713,020	19,151,564
IES Holdings, Inc.(1)	47,709	12,388,119
Limbach Holdings, Inc.(1)	18,827	2,413,998
Matrix Service Co.(1)	491,257	6,003,161
MYR Group, Inc.(1)	20	3,137
Northwest Pipe Co.(1)	201,477	7,785,071
Orion Group Holdings, Inc.(1)	658,403	5,425,241
Primoris Services Corp.	182,421	13,154,378
Sterling Infrastructure, Inc.(1)	155,501	29,235,743
Tutor Perini Corp.(1)	737,507	27,199,258
		334,449,532
Construction Materials — 0.2%
Knife River Corp.(1)	250,603	23,581,742
U.S. Lime & Minerals, Inc.	52	5,345
		23,587,087
Consumer Finance — 2.1%
Atlanticus Holdings Corp.(1)	87,811	4,307,130
Bread Financial Holdings, Inc.	1,225,434	62,791,238
Consumer Portfolio Services, Inc.(1)	62,332	564,105
EZCORP, Inc., Class A(1)	205,838	2,768,521
Green Dot Corp., Class A(1)	1,027,972	9,498,461
LendingClub Corp.(1)	1,268,215	12,720,196
Medallion Financial Corp.	181,711	1,666,290
Navient Corp.	1,653,539	22,223,564
Nelnet, Inc., Class A	129,131	15,002,440
OneMain Holdings, Inc.	551,795	28,605,053
PRA Group, Inc.(1)	156,421	2,219,614
PROG Holdings, Inc.	70,393	2,029,430
Regional Management Corp.	148,603	3,930,549
SLM Corp.	4,253,194	137,675,890
World Acceptance Corp.(1)	54,363	8,397,996
		314,400,477
Consumer Staples Distribution & Retail — 1.9%
Andersons, Inc.	894,744	31,772,359
HF Foods Group, Inc.(1)	38,022	144,864
Ingles Markets, Inc., Class A	448,994	27,972,326
Natural Grocers by Vitamin Cottage, Inc.	405,316	19,791,580
PriceSmart, Inc.	756,118	81,645,622
SpartanNash Co.	1,041,429	20,266,208
United Natural Foods, Inc.(1)	2,097,528	64,121,431
Village Super Market, Inc., Class A	277,784	10,716,907
Weis Markets, Inc.	486,157	36,850,701
		293,281,998
Containers and Packaging — 0.0%
Myers Industries, Inc.	227,932	2,892,457
Distributors — 0.0%
A-Mark Precious Metals, Inc.	35,655	703,473
Weyco Group, Inc.	5,536	173,609
		877,082
Diversified Consumer Services — 1.3%
American Public Education, Inc.(1)	458,029	13,488,954
Lincoln Educational Services Corp.(1)	172,662	4,109,356
Perdoceo Education Corp.	1,464,925	49,866,047

Stride, Inc.(1)	624,297	94,512,323
Universal Technical Institute, Inc.(1)	1,153,725	40,991,849
		202,968,529
Diversified Telecommunication Services — 0.8%
ATN International, Inc.	335,483	4,767,213
Frontier Communications Parent, Inc.(1)	584,342	21,170,711
Globalstar, Inc.(1)	146,215	2,699,129
Iridium Communications, Inc.	2,159,292	54,846,017
Liberty Global Ltd., Class A(1)	1,504,983	14,492,986
Liberty Global Ltd., Class C(1)	1,279,885	12,645,264
Shenandoah Telecommunications Co.	470,925	5,924,236
		116,545,556
Electrical Equipment — 0.6%
Atkore, Inc.	789,907	51,422,946
EnerSys	240,705	20,130,159
Espey Mfg. & Electronics Corp.	8,158	298,583
Fluence Energy, Inc.(1)(2)	23,545	110,662
LSI Industries, Inc.	82,481	1,341,966
Preformed Line Products Co.	63,760	9,094,726
Shoals Technologies Group, Inc., Class A(1)	1,647,770	7,777,474
		90,176,516
Electronic Equipment, Instruments and Components — 3.7%
Arrow Electronics, Inc.(1)	40,360	4,777,817
Avnet, Inc.	2,364,110	118,229,141
Bel Fuse, Inc., Class A	28,144	1,787,425
Bel Fuse, Inc., Class B	253,567	18,713,245
Benchmark Electronics, Inc.	1,069,124	39,044,409
Daktronics, Inc.(1)	1,324,228	19,651,544
ePlus, Inc.(1)	758,911	54,163,478
Ingram Micro Holding Corp.	168,642	3,226,122
Insight Enterprises, Inc.(1)	107,207	13,978,721
IPG Photonics Corp.(1)	161,040	10,670,510
Kimball Electronics, Inc.(1)	532,044	9,629,996
Methode Electronics, Inc.	479,865	3,814,927
M-Tron Industries, Inc.(1)	5,567	257,585
PC Connection, Inc.	258,096	16,879,478
Plexus Corp.(1)	650,324	85,361,528
Richardson Electronics Ltd.	14,578	130,473
Sanmina Corp.(1)	469,015	39,720,880
ScanSource, Inc.(1)	710,702	28,698,147
TTM Technologies, Inc.(1)	1,184,763	35,377,023
Vishay Intertechnology, Inc.	3,571,644	50,253,031
Vishay Precision Group, Inc.(1)	262,032	6,739,463
		561,104,943
Energy Equipment and Services — 4.7%
Archrock, Inc.	5,107,897	127,186,635
Aris Water Solutions, Inc., Class A	231,612	5,104,729
Atlas Energy Solutions, Inc.	354,825	4,311,124
Bristow Group, Inc.(1)	590,232	17,270,188
ChampionX Corp.	1,991,028	47,924,044
DMC Global, Inc.(1)	100,489	649,159
Energy Services of America Corp.	82,731	829,792
Expro Group Holdings NV(1)	299,466	2,491,557
Forum Energy Technologies, Inc.(1)	162,899	2,401,131
Geospace Technologies Corp.(1)	75,561	439,765

Helix Energy Solutions Group, Inc.(1)	4,377,415	27,096,199
Helmerich & Payne, Inc.	2,717,542	41,442,516
KLX Energy Services Holdings, Inc.(1)(2)	150,512	258,881
Kodiak Gas Services, Inc.	1,325,356	46,798,320
Liberty Energy, Inc., Class A	5,021,880	58,203,589
Nabors Industries Ltd.(1)	263,728	6,806,820
Natural Gas Services Group, Inc.(1)	82,786	1,984,380
Noble Corp. PLC	1,395,579	34,568,492
NOV, Inc.	2,313,812	27,765,744
NPK International, Inc.(1)	2,090,375	16,911,134
Oceaneering International, Inc.(1)	2,713,413	51,744,786
Oil States International, Inc.(1)	953,987	4,149,843
Patterson-UTI Energy, Inc.	11,907,362	65,728,638
ProFrac Holding Corp., Class A(1)(2)	511,479	4,265,735
ProPetro Holding Corp.(1)	2,971,491	16,046,051
Ranger Energy Services, Inc.	442,953	4,717,449
RPC, Inc.	2,982,595	13,242,722
Seadrill Ltd.(1)	363,780	8,439,696
Select Water Solutions, Inc., Class A	3,011,224	24,210,241
TETRA Technologies, Inc.(1)	2,175,729	5,830,954
Tidewater, Inc.(1)	257,418	10,222,069
Transocean Ltd.(1)	5,403,414	13,454,501
Valaris Ltd.(1)	197,921	7,445,788
Weatherford International PLC	343,308	14,968,229
		714,910,901
Entertainment — 0.1%
Marcus Corp.	721,687	13,336,776
Financial Services — 3.6%
Acacia Research Corp.(1)	415,102	1,548,330
Alerus Financial Corp.	75,439	1,584,973
Cass Information Systems, Inc.	31,010	1,311,723
Enact Holdings, Inc.	580,135	20,536,779
Essent Group Ltd.	619,633	35,938,714
Federal Agricultural Mortgage Corp., Class C	207,174	38,621,377
Finance of America Cos., Inc., Class A(1)(2)	54,114	1,188,343
International Money Express, Inc.(1)	248,425	2,740,128
Jackson Financial, Inc., Class A	1,165,670	95,480,030
Merchants Bancorp	443,188	14,190,880
MGIC Investment Corp.	2,129,778	56,332,628
NewtekOne, Inc.	188	2,040
NMI Holdings, Inc., Class A(1)	1,848,787	73,433,820
Onity Group, Inc.(1)	71,716	2,657,795
Payoneer Global, Inc.(1)	5,102,463	34,747,773
PennyMac Financial Services, Inc.	323,986	31,102,656
Radian Group, Inc.	3,352,577	114,490,505
Velocity Financial, Inc.(1)	120,707	2,021,842
Walker & Dunlop, Inc.	304,077	20,826,234
Waterstone Financial, Inc.	118,951	1,536,847
		550,293,417
Food Products — 1.9%
B&G Foods, Inc.	1,403,884	5,910,352
Calavo Growers, Inc.	267,738	7,376,182
Cal-Maine Foods, Inc.	1,339,306	128,479,625
Darling Ingredients, Inc.(1)	1,151,033	35,866,188
Dole PLC	1,419,200	20,095,872

Fresh Del Monte Produce, Inc.	983,767	34,746,650
John B Sanfilippo & Son, Inc.	70,923	4,407,155
Lifeway Foods, Inc.(1)	37,530	847,990
Mission Produce, Inc.(1)	627,561	7,016,132
Seaboard Corp.	4,564	12,218,650
Seneca Foods Corp., Class A(1)	78,416	7,395,413
WK Kellogg Co.	1,503,009	25,430,912
		289,791,121
Gas Utilities — 0.3%
MDU Resources Group, Inc.	2,338,885	40,205,433
Ground Transportation — 1.7%
ArcBest Corp.	616,548	38,651,394
Covenant Logistics Group, Inc.	427,660	9,707,882
Heartland Express, Inc.	1,120,075	10,024,671
Hertz Global Holdings, Inc.(1)(2)	28,806	188,679
Marten Transport Ltd.	1,725,495	22,500,455
PAMT Corp.(1)	247	3,102
Ryder System, Inc.	653,786	96,191,534
Schneider National, Inc., Class B	1,126,381	26,098,248
Universal Logistics Holdings, Inc.	221,510	5,329,531
Werner Enterprises, Inc.	1,890,468	49,057,645
		257,753,141
Health Care Equipment and Supplies — 0.6%
Bioventus, Inc., Class A(1)	907,216	5,878,760
Electromed, Inc.(1)	18,149	366,610
FONAR Corp.(1)	29,572	428,794
Integra LifeSciences Holdings Corp.(1)	198,385	2,511,554
Kewaunee Scientific Corp.(1)	44,521	1,712,277
Lantheus Holdings, Inc.(1)	136,145	10,287,116
Novocure Ltd.(1)	539,594	10,311,641
OraSure Technologies, Inc.(1)	2,095,001	6,033,603
Pro-Dex, Inc.(1)(2)	9,327	373,500
QuidelOrtho Corp.(1)	1,488,328	45,647,020
Utah Medical Products, Inc.	1,162	64,003
Varex Imaging Corp.(1)	278,373	2,135,121
Zimvie, Inc.(1)	609,755	5,573,161
		91,323,160
Health Care Providers and Services — 0.6%
Brookdale Senior Living, Inc.(1)	2,304,083	14,999,580
Cross Country Healthcare, Inc.(1)	890,534	11,737,238
DocGo, Inc.(1)	395,018	560,926
InfuSystem Holdings, Inc.(1)	85,724	495,485
Nutex Health, Inc.(1)	71,555	12,002,636
Premier, Inc., Class A	2,519,796	57,904,912
		97,700,777
Health Care Technology — 0.0%
CareCloud, Inc.(1)	22,387	45,222
Health Catalyst, Inc.(1)	1,559	5,924
		51,146
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	281,325	3,156,467
BJ's Restaurants, Inc.(1)	672,867	30,016,597
Bloomin' Brands, Inc.	32,462	247,685
Canterbury Park Holding Corp.	176	3,126
Cheesecake Factory, Inc.(2)	1,384,673	76,392,409

Cracker Barrel Old Country Store, Inc.	660,513	37,939,867
Full House Resorts, Inc.(1)	408,674	1,299,583
Golden Entertainment, Inc.	155,673	4,441,351
Monarch Casino & Resort, Inc.	389,752	32,637,832
ONE Group Hospitality, Inc.(1)	172,001	591,683
Playa Hotels & Resorts NV(1)	2,602,725	35,032,679
Potbelly Corp.(1)	301,531	3,217,336
RCI Hospitality Holdings, Inc.	140,558	5,654,648
Super Group SGHC Ltd.	4,228,002	36,952,737
Target Hospitality Corp.(1)	715,644	5,231,358
		272,815,358
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	55,374	923,085
Cricut, Inc., Class A	1,240,515	7,517,521
Ethan Allen Interiors, Inc.	693,099	18,110,677
Flexsteel Industries, Inc.	100,906	3,064,515
Hamilton Beach Brands Holding Co., Class A	189,172	3,456,172
Hooker Furnishings Corp.	128,929	1,266,083
Hovnanian Enterprises, Inc., Class A(1)	16,784	1,515,259
KB Home	398,628	20,561,232
Landsea Homes Corp.(1)	18,117	204,179
La-Z-Boy, Inc.	1,088,817	45,610,544
Legacy Housing Corp.(1)	56,396	1,257,067
Lifetime Brands, Inc.	204,433	680,762
Lovesac Co.(1)	424,078	8,116,853
M/I Homes, Inc.(1)	395,824	42,198,797
Tri Pointe Homes, Inc.(1)	2,134,621	62,928,627
Universal Electronics, Inc.(1)	210,159	1,389,151
		218,800,524
Household Products — 0.4%
Central Garden & Pet Co.(1)	208,625	7,523,017
Central Garden & Pet Co., Class A(1)	1,414,869	45,233,362
Oil-Dri Corp. of America	300,447	15,073,426
		67,829,805
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)	775,249	1,426,458
XPLR Infrastructure LP	149,876	1,321,906
		2,748,364
Insurance — 5.6%
Ambac Financial Group, Inc.(1)	564,441	4,419,573
American Coastal Insurance Corp., Class C	438,383	4,734,536
AMERISAFE, Inc.	14,473	687,033
Assured Guaranty Ltd.	924,771	78,189,388
Axis Capital Holdings Ltd.	658,550	68,357,490
Brighthouse Financial, Inc.(1)	1,643,453	98,294,924
CNO Financial Group, Inc.	2,705,278	102,692,353
Crawford & Co., Class A	100,286	1,041,972
Crawford & Co., Class B	36,373	358,638
Donegal Group, Inc., Class A	59,677	1,205,475
Employers Holdings, Inc.	493,879	24,037,091
Enstar Group Ltd.(1)	134,431	45,035,729
F&G Annuities & Life, Inc.	299,799	9,581,576
Fidelis Insurance Holdings Ltd.	1,171,326	20,474,779
Genworth Financial, Inc., Class A(1)	7,147,547	50,390,206
GoHealth, Inc., Class A(1)	7,110	39,176

Greenlight Capital Re Ltd., Class A(1)	434,122	6,268,722
Hanover Insurance Group, Inc.	215,957	38,004,113
HCI Group, Inc.	178,641	30,149,242
Heritage Insurance Holdings, Inc.(1)	611,573	14,965,191
Horace Mann Educators Corp.	449,560	19,524,391
Investors Title Co.	11,708	2,739,906
James River Group Holdings Ltd.	220,830	1,285,231
Kingstone Cos., Inc.(1)	154,631	2,520,485
Mercury General Corp.	391,896	25,269,454
Oscar Health, Inc., Class A(1)	1,869,688	25,801,694
Palomar Holdings, Inc.(1)	321,191	55,074,621
ProAssurance Corp.(1)	276,822	6,419,502
Safety Insurance Group, Inc.	32,790	2,693,371
Selectquote, Inc.(1)	952,154	2,066,174
SiriusPoint Ltd.(1)	2,629,086	51,503,795
Skyward Specialty Insurance Group, Inc.(1)	399,883	25,332,588
United Fire Group, Inc.	218,025	6,202,811
Universal Insurance Holdings, Inc.	580,553	15,756,208
White Mountains Insurance Group Ltd.	7,235	12,913,028
		854,030,466
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	813,045	8,333,711
EverQuote, Inc., Class A(1)	9,187	211,760
Outbrain, Inc.(1)	345,325	890,939
Yelp, Inc.(1)	93,931	3,585,346
		13,021,756
IT Services — 0.6%
CSP, Inc.	11,988	182,457
DXC Technology Co.(1)	6,059,619	92,106,209
		92,288,666
Leisure Products — 0.8%
Acushnet Holdings Corp.	63,360	4,323,686
American Outdoor Brands, Inc.(1)	85,993	995,799
Clarus Corp.	452,886	1,440,177
Escalade, Inc.	3,175	47,117
Funko, Inc., Class A(1)	580,599	2,432,710
JAKKS Pacific, Inc.	88,710	1,785,732
Johnson Outdoors, Inc., Class A	13,503	367,147
Latham Group, Inc.(1)	313,728	1,772,563
Malibu Boats, Inc., Class A(1)	466,400	14,057,296
Marine Products Corp.(2)	75,047	623,641
MasterCraft Boat Holdings, Inc.(1)	443,989	7,552,253
Polaris, Inc.	978,024	38,358,101
Smith & Wesson Brands, Inc.	561,130	5,341,958
Sturm Ruger & Co., Inc.	150,633	5,452,915
Topgolf Callaway Brands Corp.(1)	344,148	2,181,898
YETI Holdings, Inc.(1)	956,018	29,215,910
		115,948,903
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	21,075	76
OmniAb, Inc.(1)	21,075	40
		116
Machinery — 3.7%
Alamo Group, Inc.	73,528	14,561,485
Albany International Corp., Class A	414,260	27,370,158

Astec Industries, Inc.	345,973	13,593,279
Blue Bird Corp.(1)	196,040	7,586,748
Douglas Dynamics, Inc.	33,771	928,365
Eastern Co.	16,418	367,271
Graham Corp.(1)	195,891	7,723,982
Greenbrier Cos., Inc.	1,017,090	45,840,246
Hyster-Yale, Inc.	265,758	10,672,841
Kennametal, Inc.	2,344,529	50,477,709
L.B. Foster Co., Class A(1)	79,018	1,492,650
Lindsay Corp.	50,703	7,067,998
Luxfer Holdings PLC	724,922	8,285,859
Manitowoc Co., Inc.(1)	160,435	1,686,172
Mayville Engineering Co., Inc.(1)	234,607	3,697,406
Mueller Industries, Inc.	1,333,454	103,836,063
Mueller Water Products, Inc., Class A	1,217,780	29,872,144
NN, Inc.(1)	379,238	777,438
Park-Ohio Holdings Corp.	189,500	3,467,850
Perma-Pipe International Holdings, Inc.(1)	51,555	685,166
REV Group, Inc.	489,297	18,343,745
Taylor Devices, Inc.(1)	31,452	1,161,522
Tennant Co.	207,456	15,438,876
Terex Corp.	1,515,097	68,194,516
Titan International, Inc.(1)	902,038	6,530,755
Trinity Industries, Inc.	2,202,529	56,693,097
Twin Disc, Inc.	28,580	207,205
Wabash National Corp.	694,317	6,019,728
Worthington Enterprises, Inc.	784,355	46,206,353
		558,786,627
Marine Transportation — 1.0%
Costamare Bulkers Holdings Ltd.(1)	198,650	1,859,364
Costamare, Inc.	1,050,256	9,000,694
Genco Shipping & Trading Ltd.	1,291,520	17,099,725
Matson, Inc.	1,071,909	120,964,931
Pangaea Logistics Solutions Ltd.	922,278	4,150,251
Safe Bulkers, Inc.	1,128,412	4,287,965
Star Bulk Carriers Corp.(2)	18,052	298,038
		157,660,968
Media — 0.5%
AMC Networks, Inc., Class A(1)	818,282	5,408,844
Cable One, Inc.	104,348	15,269,243
EchoStar Corp., Class A(1)	2,352,560	41,710,889
Entravision Communications Corp., Class A	279,980	579,558
Gambling.com Group Ltd.(1)	67,065	790,696
PubMatic, Inc., Class A(1)	69,953	818,450
Scholastic Corp.	593,269	10,245,756
		74,823,436
Metals and Mining — 2.2%
Alpha Metallurgical Resources, Inc.(1)	353,059	39,556,730
Ascent Industries Co.(1)	12,200	157,624
Caledonia Mining Corp. PLC	356,589	6,097,672
Century Aluminum Co.(1)	15,295	236,920
Cleveland-Cliffs, Inc.(1)	601,810	3,508,552
Coeur Mining, Inc.(1)	1,329,247	10,740,316
Commercial Metals Co.	1,091,878	50,870,596
Compass Minerals International, Inc.(1)	569,726	10,944,436

Kaiser Aluminum Corp.	429,396	31,169,856
Materion Corp.	128,561	9,954,478
Metallus, Inc.(1)	1,278,067	16,141,986
Olympic Steel, Inc.	307,097	9,105,426
Radius Recycling, Inc., Class A	407,181	12,056,629
Ramaco Resources, Inc., Class A	861,302	7,786,170
Ramaco Resources, Inc., Class B	183,364	1,366,060
Ryerson Holding Corp.	912,611	18,945,804
SunCoke Energy, Inc.	2,979,341	24,251,836
Tredegar Corp.(1)	469,349	3,933,145
Warrior Met Coal, Inc.	1,683,180	76,500,531
Worthington Steel, Inc.	237,764	5,920,324
		339,245,091
Oil, Gas and Consumable Fuels — 9.2%
Amplify Energy Corp.(1)	1,064,084	3,053,921
Antero Midstream Corp.	1,353,394	25,416,739
Ardmore Shipping Corp.	1,381,252	13,273,832
Berry Corp.	2,107,223	5,036,263
California Resources Corp.	2,490,194	109,991,869
Civitas Resources, Inc.	1,382,083	37,827,612
CNX Resources Corp.(1)	2,831,346	91,395,849
Comstock Resources, Inc.(1)(2)	2,139,843	49,858,342
Core Natural Resources, Inc.	1,477,186	102,368,990
Crescent Energy Co., Class A	4,801,994	40,288,730
CVR Energy, Inc.	679,656	15,897,154
DHT Holdings, Inc.	3,851,901	44,605,014
Dorian LPG Ltd.	1,313,890	28,130,385
Epsilon Energy Ltd.	53,591	380,496
Evolution Petroleum Corp.	699,976	3,142,892
FutureFuel Corp.	552,596	2,182,754
Gran Tierra Energy, Inc.(1)(2)	1,173,688	5,598,492
Granite Ridge Resources, Inc.	1,977,016	11,110,830
Green Plains, Inc.(1)	127,682	531,157
Hallador Energy Co.(1)	835,025	14,404,181
HighPeak Energy, Inc.	734,330	7,262,524
Infinity Natural Resources, Inc., Class A(1)	28,980	483,386
International Seaways, Inc.	1,520,365	56,329,523
Kimbell Royalty Partners LP	2,220,741	29,091,707
Kosmos Energy Ltd.(1)	13,251,363	21,997,263
Magnolia Oil & Gas Corp., Class A	5,353,136	115,092,424
Matador Resources Co.	316,442	13,610,170
Murphy Oil Corp.	2,324,975	48,661,727
NACCO Industries, Inc., Class A	36,260	1,300,284
Nordic American Tankers Ltd.	2,813,997	7,457,092
Northern Oil & Gas, Inc.	3,100,912	82,422,241
Par Pacific Holdings, Inc.(1)	938,410	20,260,272
PBF Energy, Inc., Class A	1,283,300	24,446,865
Peabody Energy Corp.	3,452,144	45,430,215
PHX Minerals, Inc.	52,594	227,206
PrimeEnergy Resources Corp.(1)	11,757	2,270,277
REX American Resources Corp.(1)	373,485	15,738,658
Riley Exploration Permian, Inc.	422,320	10,836,731
SandRidge Energy, Inc.	919,787	9,023,110
Scorpio Tankers, Inc.	1,484,229	58,983,260
SFL Corp. Ltd.	2,418,034	20,746,732

SM Energy Co.	3,576,949	83,772,145
Talos Energy, Inc.(1)	4,350,740	34,979,950
Teekay Corp. Ltd.	1,874,358	15,838,325
Teekay Tankers Ltd., Class A	822,715	36,355,776
VAALCO Energy, Inc.	3,723,729	11,804,221
Vital Energy, Inc.(1)	627,282	9,333,956
Vitesse Energy, Inc.	651,738	13,640,876
World Kinect Corp.	234,893	6,433,719
		1,408,326,137
Paper and Forest Products — 0.7%
Clearwater Paper Corp.(1)	459,796	13,237,527
Louisiana-Pacific Corp.	352,851	31,781,290
Mercer International, Inc.	826,014	2,957,130
Sylvamo Corp.	1,005,060	53,238,028
		101,213,975
Passenger Airlines — 2.3%
Alaska Air Group, Inc.(1)	2,540,030	129,363,728
Allegiant Travel Co.(1)	541,957	30,121,970
Frontier Group Holdings, Inc.(1)(2)	751,501	3,021,034
JetBlue Airways Corp.(1)	6,150,436	31,059,702
SkyWest, Inc.(1)	1,386,295	140,639,628
Sun Country Airlines Holdings, Inc.(1)	1,474,239	17,071,687
		351,277,749
Personal Care Products — 0.1%
Lifevantage Corp.	99,319	1,296,113
Medifast, Inc.(1)	173,293	2,438,233
Nature's Sunshine Products, Inc.(1)	276,825	4,279,714
Nu Skin Enterprises, Inc., Class A	920,939	7,947,704
USANA Health Sciences, Inc.(1)	206,183	6,158,686
		22,120,450
Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals, Inc.(1)	163,214	4,196,232
Harmony Biosciences Holdings, Inc.(1)	1,144,178	39,474,141
Innoviva, Inc.(1)	1,608,013	31,468,815
Pacira BioSciences, Inc.(1)	733,110	18,943,562
Phibro Animal Health Corp., Class A	332,126	8,110,517
SIGA Technologies, Inc.	1,235,082	7,385,790
Supernus Pharmaceuticals, Inc.(1)	813,090	25,774,953
		135,354,010
Professional Services — 0.6%
Alight, Inc., Class A	5,728,414	31,277,141
Clarivate PLC(1)	6,598,274	27,844,716
Conduent, Inc.(1)	2,134,331	4,780,901
Heidrick & Struggles International, Inc.	400,615	17,490,851
IBEX Holdings Ltd.(1)	231,675	6,669,923
Kelly Services, Inc., Class A	630,627	7,390,949
Kforce, Inc.	26,170	1,067,736
TrueBlue, Inc.(1)	452,143	2,712,858
		99,235,075
Real Estate Management and Development — 0.4%
AMREP Corp.(1)	4,357	88,229
Forestar Group, Inc.(1)	558,618	10,697,535
Howard Hughes Holdings, Inc.(1)	726,530	49,629,264
RE/MAX Holdings, Inc., Class A(1)	109,901	829,753

Seaport Entertainment Group, Inc.(1)	504	9,848
		61,254,629
Semiconductors and Semiconductor Equipment — 0.5%
Amkor Technology, Inc.	882,495	15,902,560
Axcelis Technologies, Inc.(1)	19,036	1,072,488
Diodes, Inc.(1)	238,457	10,587,491
Kulicke & Soffa Industries, Inc.	60,241	1,936,748
Penguin Solutions, Inc.(1)	667,554	11,855,759
Photronics, Inc.(1)	1,914,605	31,993,050
		73,348,096
Software — 0.7%
CoreCard Corp.(1)	10,262	270,917
InterDigital, Inc.	158,696	34,478,293
MARA Holdings, Inc.(1)(2)	5,566,242	78,595,337
Pagaya Technologies Ltd., Class A(1)	44,837	737,120
Silvaco Group, Inc.(1)(2)	16,454	76,182
		114,157,849
Specialty Retail — 4.8%
1-800-Flowers.com, Inc., Class A(1)(2)	301,218	1,481,993
Abercrombie & Fitch Co., Class A(1)	597,475	46,895,813
Academy Sports & Outdoors, Inc.	1,729,090	70,737,072
Advance Auto Parts, Inc.	68,391	3,277,981
American Eagle Outfitters, Inc.	5,520,661	60,506,444
Arhaus, Inc.(1)	873,897	7,847,595
Asbury Automotive Group, Inc.(1)	15,688	3,575,452
Buckle, Inc.	922,794	39,320,252
Build-A-Bear Workshop, Inc.	416,050	21,235,192
Caleres, Inc.	1,072,807	14,429,254
Cato Corp., Class A	54,723	140,091
Designer Brands, Inc., Class A	915,725	3,250,824
Destination XL Group, Inc.(1)	893,707	1,009,889
Duluth Holdings, Inc., Class B(1)	73,355	136,440
Five Below, Inc.(1)	1,191,305	138,870,424
Foot Locker, Inc.(1)	1,562,681	37,129,301
Genesco, Inc.(1)	271,792	5,906,040
Guess?, Inc.	953,689	9,994,661
Haverty Furniture Cos., Inc.	391,429	8,204,352
J Jill, Inc.	839	13,424
Lands' End, Inc.(1)	364,766	3,071,330
ODP Corp.(1)	885,824	14,571,805
PetMed Express, Inc.(1)	19,125	70,762
Sally Beauty Holdings, Inc.(1)	36,663	319,335
Shoe Carnival, Inc.	480,350	9,232,327
Signet Jewelers Ltd.	1,222,325	81,370,175
Tile Shop Holdings, Inc.(1)	244,682	1,558,624
Urban Outfitters, Inc.(1)	2,137,728	149,427,187
		733,584,039
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc.(1)	144,023	6,937,588
Eastman Kodak Co.(1)	409,428	2,325,551
		9,263,139
Textiles, Apparel and Luxury Goods — 1.9%
Carter's, Inc.	1,029,610	32,298,866
Columbia Sportswear Co.	859,997	54,850,609
Crocs, Inc.(1)	15,036	1,533,672

Figs, Inc., Class A(1)	458,583	1,994,836
G-III Apparel Group Ltd.(1)	1,384,467	40,218,766
Movado Group, Inc.	354,974	5,750,579
Oxford Industries, Inc.	461,819	24,790,444
PVH Corp.	813,166	68,118,916
Rocky Brands, Inc.	215,226	4,896,391
Superior Group of Cos., Inc.	332,556	3,279,002
Under Armour, Inc., Class A(1)	5,018,541	33,674,410
Under Armour, Inc., Class C(1)	2,848,076	17,942,879
Unifi, Inc.(1)	48,380	242,868
Vera Bradley, Inc.(1)	418,495	845,360
VF Corp.	213,986	2,666,265
		293,103,863
Trading Companies and Distributors — 4.7%
Air Lease Corp.	3,021,845	174,088,491
Alta Equipment Group, Inc.(2)	173,446	823,869
BlueLinx Holdings, Inc.(1)	271,332	18,157,537
Boise Cascade Co.	1,097,160	95,321,261
DNOW, Inc.(1)	1,767,348	25,485,158
GATX Corp.	949,929	151,266,694
Global Industrial Co.	4,281	111,520
H&E Equipment Services, Inc.	988,491	93,550,788
Herc Holdings, Inc.	719,198	89,180,552
Hudson Technologies, Inc.(1)	809,059	5,784,772
Karat Packaging, Inc.	191,931	6,038,149
MRC Global, Inc.(1)	2,239,352	27,790,358
Rush Enterprises, Inc., Class A	447,760	22,231,284
Rush Enterprises, Inc., Class B	50,767	2,650,799
Titan Machinery, Inc.(1)	120,481	2,250,585
		714,731,817
Wireless Telecommunication Services — 0.9%
Telephone & Data Systems, Inc.	3,176,106	109,131,002
U.S. Cellular Corp.(1)(2)	394,799	24,465,694
		133,596,696
TOTAL COMMON STOCKS (Cost $15,606,447,049)		15,269,247,272
RIGHTS — 0.0%
Software — 0.0%
Gen Digital, Inc.(1) (Cost $84,201)	21,590	152,857
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,122,854	9,122,854
State Street Navigator Securities Lending Government Money Market Portfolio(3)	40,035,336	40,035,336
TOTAL SHORT-TERM INVESTMENTS (Cost $49,158,190)		49,158,190
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $15,655,689,440)		15,318,558,319
OTHER ASSETS AND LIABILITIES — (0.2)%		(26,867,673)
TOTAL NET ASSETS — 100.0%		$15,291,690,646

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $108,978,898. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $113,237,507, which includes securities collateral of $73,202,171.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.